Related Parties - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Parties [Line Items]
Provision for expected credit losses	₽ 0	₽ 0	₽ 0
Sistema PJSFC [Member]
Related Parties [Line Items]
Cash balance of current and deposit accounts	86	26
Interest income	₽ 2	₽ 37